Accounts payable and accrued liabilities - Disclosure of detailed information about trade and other payables (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts payable and accrued liabilities [Abstract]
Trade payables	$ 1,378	$ 2,373
Other payables	3,066	3,042
Accrued interests on long-term debt	342	529
Other accrued liabilities	545	261
Total accounts payable and accrued liabilities	$ 5,331	$ 6,205	$ 5,041